UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Tax-Managed Equity Fund
September 30, 2005

COMMON STOCKS	Shares	Value

Air Transportation - 1.00%
Southwest Airlines Co.	46,550	$691,268

Aircraft - 2.96%
Boeing Company (The)	18,000	1,223,100
United Technologies Corporation	16,000	829,440
		2,052,540

Aluminum - 0.35%
Alcoa Incorporated	10,000	244,200

Banks - 1.32%
Bank of America Corporation	6,000	252,600
Citigroup Inc.	14,550	662,316
		914,916

Broadcasting - 1.27%
Viacom Inc., Class B	17,000	561,170
XM Satellite Radio Holdings Inc., Class A*	9,000	323,145
		884,315

Business Equipment and Services - 1.39%
Infosys Technologies Limited (A)	13,000	966,160

Capital Equipment - 0.13%
Dresser-Rand Group Inc.*	3,550	87,436

Chemicals - Petroleum and Inorganic - 0.72%
Monsanto Company	8,000	502,000

Communications Equipment - 1.65%
Cisco Systems, Inc.*	55,000	985,875
QUALCOMM Incorporated	3,500	156,397
		1,142,272

Computers - Micro - 3.28%
Apple Computer, Inc.*	14,000	750,610
Dell Inc.*	44,650	1,526,807
		2,277,417

Computers - Peripherals - 3.93%
EMC Corporation*	15,000	194,100
Microsoft Corporation	75,000	1,929,375
SAP Aktiengesellschaft, ADR	14,000	606,620
		2,730,095

Defense - 1.72%
General Dynamics Corporation	10,000	1,195,500

Electronic Components - 2.22%
Analog Devices, Inc.	13,900	516,246
Intel Corporation	32,000	788,640
Texas Instruments Incorporated	7,000	237,300
		1,542,186

Electronic Instruments - 0.96%
KLA-Tencor Corporation	8,000	390,040
Novellus Systems, Inc.	11,000	275,935
		665,975

Finance Companies - 2.06%
Fannie Mae	8,000	358,560
SLM Corporation	20,000	1,072,800
		1,431,360

Health Care - Drugs - 10.04%
Amgen Inc.*	19,000	1,513,350
Genentech, Inc.*	13,000	1,094,730
Gilead Sciences, Inc. (A)*	30,000	1,461,300
MedImmune, Inc.*	16,000	538,080
Pfizer Inc.	30,000	749,100
Schering-Plough Corporation	37,000	778,850
Teva Pharmaceutical Industries Limited, ADR	25,000	835,250
		6,970,660

Health Care - General - 5.47%
Da Vita Inc.*	5,000	230,350
Johnson & Johnson	15,000	949,200
Schein (Henry), Inc.*	19,000	809,305
St. Jude Medical, Inc.*	21,000	982,800
Zimmer Holdings, Inc.*	12,000	826,680
		3,798,335

Hospital Supply and Management - 10.72%
Aetna Inc.	20,000	1,722,800
Caremark Rx, Inc.*	18,000	898,740
HCA Inc.	4,065	194,795
Health Net, Inc.*	13,000	615,160
PSS World Medical, Inc.*	25,000	332,500
PacifiCare Health Systems, Inc.*	19,000	1,515,820
Triad Hospitals, Inc.*	16,000	724,320
WellPoint, Inc.*	19,000	1,440,580
		7,444,715

Hotels and Gaming - 0.84%
Hilton Hotels Corporation	26,000	580,320

Household - General Products - 1.76%
Colgate-Palmolive Company	13,000	686,270
Procter & Gamble Company (The)	9,000	535,140
		1,221,410

Insurance - Property and Casualty - 0.98%
Berkshire Hathaway Inc., Class B*	250	682,750

Leisure Time Industry - 1.06%
Royal Caribbean Cruises Ltd.	17,000	734,400

Multiple Industry - 7.57%
China Netcom Group Corporation (Hong Kong) Limited, ADR	13,000	446,420
General Electric Company	55,000	1,851,850
Google Inc., Class A*	7,000	2,212,840
Huntsman Corporation*	13,000	254,150
Las Vegas Sands, Inc.*	15,000	493,650
		5,258,910

Petroleum - International - 9.57%
Anadarko Petroleum Corporation	13,600	1,302,200
Apache Corporation	27,200	2,045,984
Burlington Resources Inc.	23,300	1,894,756
Exxon Mobil Corporation	22,000	1,397,880
		6,640,820

Petroleum - Services - 6.62%
Nabors Industries Ltd.*	14,550	1,045,127
Patterson-UTI Energy, Inc.	50,000	1,802,250
Schlumberger Limited	12,000	1,012,560
Transocean Inc.*	12,000	735,720
		4,595,657

Railroad - 1.12%
Burlington Northern Santa Fe Corporation	13,000	777,400

Restaurants - 0.96%
Applebee's International, Inc.	7,000	144,795
Cheesecake Factory Incorporated (The)*	11,000	343,475
P.F. Chang's China Bistro, Inc.*	4,000	179,260
		667,530

Retail - Food Stores - 3.44%
CVS Corporation	42,000	1,218,420
Walgreen Co.	27,000	1,173,150
		2,391,570

Retail - General Merchandise - 1.93%
Target Corporation	3,000	155,790
Wal-Mart Stores, Inc.	27,000	1,183,140
		1,338,930

Security and Commodity Brokers - 3.08%
Goldman Sachs Group, Inc. (The)	9,000	1,094,220
Merrill Lynch & Co., Inc.	6,000	368,100
Morgan Stanley	12,600	679,644
		2,141,964

Timesharing and Software - 4.99%
eBay Inc.*	66,000	2,718,870
Yahoo! Inc.*	22,000	745,030
		3,463,900

Tobacco - 1.91%
Altria Group, Inc.	18,000	1,326,780

Utilities - Telephone - 1.21%
SBC Communications Inc.	35,000	838,950

TOTAL COMMON STOCKS - 98.23%		$68,202,641

(Cost: $52,374,478)

	Number of
PUT OPTIONS - 0.03%	Contracts

CVS Corporation, October 27.5, Expires 10-22-05	420	8,400
Walgreen Co., October 42.5, Expires 10-22-05	270	9,450
(Cost: $51,505)		$17,850
	Principal
	Amount in
SHORT-TERM SECURITY - 1.74%	Thousands

Publishing
Tribune Co.,
3.91%, 10-3-05	$1,208	$1,207,738
(Cost: $1,207,738)

TOTAL INVESTMENT SECURITIES - 100.00%		$69,428,229

(Cost: $53,633,721)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at September 30, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Gilead Sciences, Inc.	150	November/50	$14,054	$21,000
Infosys Technologies Limited	125	October/75	15,238	25,000
			$29,292	$46,000

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005